Loss per share (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended					0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended
	Dec. 31, 2013 USD ($) item	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Jul. 03, 2013	Jul. 03, 2013 Class A item	Dec. 31, 2013 Class A USD ($) item	Dec. 31, 2013 Class A CNY	Jul. 03, 2013 Class B item	Dec. 31, 2013 Class B USD ($) item	Dec. 31, 2013 Class B CNY
Basic loss per share, Numerator:
Net loss	$ (30,938)	(187,289)	(91,113)	(45,951)			$ (30,290)	(183,368)		$ (648)	(3,921)
Deemed dividend				(31,181)
Net loss attributable to ordinary shareholders	(30,938)	(187,289)	(91,113)	(77,132)			(30,290)	(183,368)		(648)	(3,921)
Denominator:
Weighted average ordinary shares outstanding							299,524,536	299,524,536		6,403,973	6,403,973
Basic loss per share (in dollars per share)			(0.32)	(0.51)			$ (0.10)	(0.61)		$ (0.10)	(0.61)
Basic loss per share (in dollars per ADS)			(0.96)	(1.53)						$ (0.30)	(1.83)
Diluted loss per share, Numerator:
Net loss	(30,938)	(187,289)	(91,113)	(45,951)			(30,290)	(183,368)		(648)	(3,921)
Deemed dividend				(31,181)
Reallocation of net loss attributable to ordinary shareholders as a result of conversion of Class A to Class B ordinary shares										(30,290)	(183,368)
Net loss attributable to ordinary shareholders for computing diluted loss per share			(91,113)	(77,132)			(30,290)	(183,368)		(30,938)	(187,289)
Denominator:
Weighted average ordinary shares outstanding							299,524,536	299,524,536		6,403,973	6,403,973
Conversion of Class A to Class B ordinary shares										299,524,536	299,524,536
Weighted-average number of shares outstanding- diluted			281,682,508	151,820,420			299,524,536	299,524,536		305,928,509	305,928,509
Diluted loss per share (in dollars per share)			(0.32)	(0.51)			$ (0.10)	(0.61)		$ (0.10)	(0.61)
Diluted loss per share (in dollars per ADS)			(0.96)	(1.53)						$ (0.30)	(1.83)
Common stock issued (in ADS)	12,777,650	12,777,650
Number of class B ordinary shares represented by each ADS	3	3
Number of classes of ordinary shares outstanding	2	2
Number of class B ordinary shares to be issued upon conversion of class A ordinary shares	1	1			1
Number of votes per ordinary share						3	3	3	1	1	1
Additional disclosure
Adjustment to the carrying value of the redeemable ordinary shares	$ 0	0